Share-Based Payments - Option Program (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments Option shares	Dec. 31, 2021 EquityInstruments Option shares
Share-Based Payments
Beginning balance	2,289,000	1,089,000
Change | shares	1,663,166	1,200,000
End balance	3,952,166	2,289,000
Share Awards [Member]
Share-Based Payments
Beginning balance | Option	109,738	82,770
End balance | Option	94,878	109,738
CEO [Member]
Share-Based Payments
Beginning balance	296,000	225,000
Change | shares	295,000	71,000
End balance	591,000	296,000
Other Executive Management [Member]
Share-Based Payments
Beginning balance	535,000	415,000
Change | shares	520,000	120,000
End balance	1,055,000	535,000
Other employees, consultants and external parties [Member]
Share-Based Payments
Beginning balance	1,458,000	449,000
Change | shares	848,166	1,009,000
End balance	2,306,166	1,458,000